CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents		$ 79,733	$ 90,626
Accounts receivable (net of allowance for doubtful accounts of $1,094, and $1,387 as at December 31, 2021 and 2020)		142,909	106,251
Prepaid and other current assets		29,017	11,644
Total current assets		251,659	208,521
Restricted cash			15,500
Property and equipment, net		23,052	25,545
Capitalized software costs, net		16,554	16,560
Intangible assets, net		136,513	1,368
Goodwill		194,881
Prepaid and other assets		14,555	11,698
Total assets		637,214	279,192
Current liabilities
Accounts payable		16,025	8,413
Accrued expenses		31,386	20,638
Deferred rent		4,894	3,903
Deferred revenue		1,676	2,432
Accrued compensation		37,434	19,724
Other current liabilities		2,731	2,118
Total current liabilities		94,146	57,228
Deferred rent		12,504	18,053
Debt		141,878	20,396
Derivative liability		4,875
Warrant liabilities		4,938
Other liabilities		3,992	1,633
Total liabilities		262,333	97,310
Commitments and contingencies
Redeemable noncontrolling interest		2,294	848
Stockholders' deficit
Additional paid-in capital		695,869	36,373
Accumulated other comprehensive loss		(3,233)	(3,359)
Accumulated deficit		(322,106)	(346,818)
Treasury stock, no shares at December 31, 2021 and 2020, respectively(1)	[1]	0	0
Total BuzzFeed, Inc. stockholders' equity (deficit)		370,543	(313,803)
Noncontrolling interests		2,044	0
Total stockholders' equity (deficit)		372,587	(313,803)
Total liabilities and equity		637,214	279,192
Series A, convertible preferred stock
Current liabilities
Convertible preferred stock			3,001
Series A1, convertible preferred stock
Current liabilities
Convertible preferred stock			4
Series B, convertible preferred stock
Current liabilities
Convertible preferred stock			7,904
Series C, convertible preferred stock
Current liabilities
Convertible preferred stock			15,434
Series D, convertible preferred stock
Current liabilities
Convertible preferred stock			19,311
Series E, convertible preferred stock
Current liabilities
Convertible preferred stock			49,646
Series F, convertible preferred stock
Current liabilities
Convertible preferred stock			199,856
Series G, convertible preferred stock
Current liabilities
Convertible preferred stock			199,681
Class A common stock
Stockholders' deficit
Common stock		11
Class B Common Stock
Stockholders' deficit
Common stock		1	$ 1
Class C common stock
Stockholders' deficit
Common stock		$ 1

[1]	Shares outstanding for all periods reflect the adjustment for the Reverse Recapitalization.